Earnings (Loss) Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share (Parentheticals) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings (Loss) Per Share [Abstract]
Net loss available to shareholders of the Company diluted	$ (1,115)	$ (1,779)